Stockholders' Equity: (Tables)	12 Months Ended
Dec. 31, 2017
Share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital [text block]
	Total shares		Capital Stock as of
			December 31,
Description	2016	2017	2016		2017

B Series	277,050,000	277,050,000	Ps	7,173,079	Ps	7,173,079
BB Series	22,950,000	22,950,000		594,197		594,197

Total	300,000,000	300,000,000	Ps	7,767,276	Ps	7,767,276

Disclosure of detailed information on future tax incentive on dividends [text block]
The incentive is applicable provided that such dividends or profits were generated in 2016 and 2017 and are reinvested in the legal entity that generated such profits. The incentive consists of a tax credit equal to the amount obtained by applying the dividend or utility is distributed, which corresponds to a yearly percentage distribution as follows:

Year of dividend or profit distribution	Percentage applicable to the amount of the dividend or distributed profit (%)
2017	1
2018	2
2019 onwards	5